Contract Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Contract Liabilities [Abstract]
Schedule of Movement in Contract Liabilities

Movement in contract liabilities consistent of the following:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
At the beginning of the year	3,717,929	1,226,534	157,634
Receipt from the customer	10,809	939,960	120,803
Revenue recognized during the year	(2,502,204)	(130,713)	(16,799)
At the end of the year	1,226,534	2,035,781	261,638